Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
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Cash and Cash Equivalents
9)	CASH AND CASH EQUIVALENTS
As of December 31, 2022 and 2021, consolidated cash and cash equivalents consisted of:

	2022	2021
Cash and bank accounts	$297	367
Fixed-income securities and other cash equivalents	198	246

	$495	613

Based on net settlement agreements, the balance of cash and cash equivalents excludes deposits in margin accounts that guarantee several obligations of CEMEX of $6 in 2022 and $15 in 2021, which were offset against the corresponding obligations of CEMEX with the counterparties, considering CEMEX’s right, ability and intention to settle the amounts on a net basis